Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	0.25%	0.25%	0.25%
Increase decrease in pre-tax income due to sensitivity analysis	$ 17	$ 18	$ 31
Equity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Equity price risk [Member] | Pre-tax profit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 51	$ 50	$ 46
Equity price risk [Member] | Pre-tax other comprehensive income [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 221	$ 175	$ 181